Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net loss	$ (5,191,042)	$ (2,518,084)	$ (6,410,564)	$ (4,306,918)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	468,219	682,978	838,358	67,586
Accrued interest	467,193	315,978	698,990	364,879
Gain (loss) on extinguishment of debt	1,045,346	565,453	1,744,906	1,842,273
Fair value of stock issued for note modification	2,572,517	410,008	2,082,423	449,660
Amortization of debt discount				28,497
Changes in operating assets and liabilities:
Prepaid expenses and other assets	86,885	4,073	(82,812)	39,129
Accounts payable and accrued expenses	228,836	183,388	629,283	764,583
Net cash used in operating activities	(322,046)	(356,206)	(499,416)	(750,311)
Cash Flows from Investing Activities:
Net cash provided by (used in) investing activities
Cash Flows from Financing Activities
Proceeds from convertible notes		195,000	345,000	105,000
Proceeds from convertible notes – related party		155,000	135,000	105,000
Proceeds from promissory notes	225,000			770,831
Proceeds from promissory notes – related party	45,000		10,000
Proceeds from options exercise	54,270
Repayment of promissory notes				(225,000)
Net cash provided by financing activities	324,270	350,000	490,000	755,831
Net increase (decrease) in cash	2,224	(6,206)	(9,416)	5,520
Cash, beginning of period	3,480	12,896	12,896	7,376
Cash, end of period	5,704	6,690	3,480	12,896
Supplemental disclosures:
Interest paid
Cash paid for income taxes
Supplemental disclosures of non-cash items:
Promissory notes issued with no cash proceeds	856,354
Common stock issued for note modification	$ 2,572,517
Accounts payable and accrued payable exchanged for convertible note			$ 234,200	$ 440,129